Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 10,886	$ 11,074
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,723	551
Impaired Financing Receivable, Recorded Investment	12,609	11,625
Unpaid Principal Balance, With no related allowance recorded	14,651	11,150
Unpaid Principal Balance, With an allowance recorded	1,723	551
Unpaid Principal Balance, Total	16,374	11,701
Associated Allowance	53	9
Average Recorded Investment, Total	10,580	12,729
Interest Income Recognized, Total	241	233
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	242	270
Impaired Financing Receivable, Recorded Investment	242	270
Unpaid Principal Balance, With no related allowance recorded	251	286
Unpaid Principal Balance, Total	251	286
Average Recorded Investment, Total	252	281
Interest Income Recognized, Total	5	5
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	10,644	10,494
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,723	551
Impaired Financing Receivable, Recorded Investment	12,367	11,045
Unpaid Principal Balance, With no related allowance recorded	14,400	10,554
Unpaid Principal Balance, With an allowance recorded	1,723	551
Unpaid Principal Balance, Total	16,123	11,105
Associated Allowance	53	9
Average Recorded Investment, Total	10,328	12,108
Interest Income Recognized, Total	236	226
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		310
Impaired Financing Receivable, Recorded Investment		310
Unpaid Principal Balance, With no related allowance recorded		310
Unpaid Principal Balance, Total		310
Average Recorded Investment, Total		340
Interest Income Recognized, Total		$ 2